Annual Fund Operating Expenses	Mar. 30, 2026
Tortoise Energy Infrastructure Total Return Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.16%
Tortoise Energy Infrastructure Total Return Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.91%
Tortoise Energy Infrastructure Total Return Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.91%
Tortoise Energy Infrastructure Total Return Fund | T Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.16%
TORTOISE GLOBAL WATER ETF | TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
TORTOISE NORTH AMERICAN PIPELINE ETF | TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Tortoise AI Infrastructure ETF | Tortoise AI Infrastructure ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
TORTOISE ENERGY ETF | TORTOISE ENERGY ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%

[1]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”
[2]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”
[3]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”